Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Income Tax [Line Items]
Income tax expense			$ 8,000	$ 8,000
Federal statutory tax rate	21.00%		21.00%	21.00%
Effective tax rate	0.00%	0.00%	(0.10%)	(0.10%)
Uncertain tax positions	$ 0		$ 16,000	$ 16,000	$ 16,000
Increase (decrease) in net valuation allowance			$ 2,100,000	$ 3,700,000
Operating loss carryforwards limitations on use			it has not forfeited the right to carryforward tax losses
Tax years subject to examination to extent of NOLs being carried forward			2005
Recognized any interest and penalties related to uncertain tax positions			$ 0
Maximum [Member]
Schedule Of Income Tax [Line Items]
Tax year subject to examination by the tax authorities			2023
Minimum [Member]
Schedule Of Income Tax [Line Items]
Tax year subject to examination by the tax authorities			2005
Federal [Member]
Schedule Of Income Tax [Line Items]
Aggregate amount of net operating loss			$ 101,500,000
Operating loss carryforward			235,600,000
Operating loss carryforward expected to be unavailable			134,100,000
State [Member]
Schedule Of Income Tax [Line Items]
Aggregate amount of net operating loss			$ 69,100,000